Related Party Transactions (Details) $ / shares in Units, € in Millions, ¥ in Millions, shares in Millions		1 Months Ended								3 Months Ended								9 Months Ended		12 Months Ended
	Jun. 05, 2020 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) D	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	May 31, 2020 USD ($)	Nov. 30, 2019 USD ($) installment	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 07, 2022 USD ($)	Jan. 07, 2022 EUR (€)	May 31, 2020 CNY (¥)	Nov. 25, 2019 USD ($) $ / shares	Oct. 30, 2019	Feb. 08, 2019 USD ($) $ / shares	May 10, 2012 USD ($) $ / shares
Related Party Transaction [Line Items]
Amount due to related parties										$ 2,223,000								$ 2,223,000		$ 1,102,000		$ 882,000
Shares issued upon conversion of debt (in shares) | shares																				45.9
Expense due to conversion of notes																				$ 0		2,266,000	$ 0
Principal Amount										13,233,000								13,233,000		57,811,000		565,000
Long term investment										23,319,000								23,319,000		35,588,000		8,487,000
Impairment loss of intangible assets										378,000	$ 15,183,000							1,030,000	$ 15,183,000	71,070,000		33,230,000	73,669,000
Common stock issuance													$ 53,407,000									182,498,000
Payments to acquire equity Interest																		54,889,000	100,579,000
Professional fees																				34,710,000		12,541,000	5,828,000
Proceeds from issuance of convertible notes																		0	220,000,000	295,000,000		27,000,000	9,132,000
Notes receivable from related party										400,000								400,000		697,000		0
Notes receivable										83,863,000								83,863,000		54,907,000		0
Proceeds from loan repayment																				473,000		1,529,000	0
Seven Stars Founder Space Industrial Pte. Ltd ("Founder Space")
Related Party Transaction [Line Items]
Ownership percentage, equity method					50.00%																						50.00%
Energica
Related Party Transaction [Line Items]
Ownership percentage, equity method		20.00%
Digital asset management services
Related Party Transaction [Line Items]
Assets sold under agreements carrying amount																				$ 7,100,000
Fuzhou Note Receivable
Related Party Transaction [Line Items]
Notes receivable from related party					$ 400,000																						¥ 3.0
Notes receivable					$ 500,000																						3.3
Repayment period					3 months
Recorded reserve against notes receivable					$ 500,000
Zhu Note Receivable
Related Party Transaction [Line Items]
Notes receivable from related party					1,400,000																						10.0
Notes receivable					$ 1,500,000																						¥ 10.5
Repayment period					1 month
Proceeds from loan repayment			$ 1,500,000	¥ 10.5
GTB Tokens
Related Party Transaction [Line Items]
Impairment loss of intangible assets															$ 61,100,000								61,100,000
Borrowing from Dr. Wu. and his affiliates
Related Party Transaction [Line Items]
Conversion price of note convertible (in dollars per share) | $ / shares	$ 0.59
Amount of debt converted	$ 1,500,000
Amount of debt transferred	$ 400,000
Expected discount rate | Digital asset management services
Related Party Transaction [Line Items]
Measurement input																				76.0
Expected term (years) | Digital asset management services
Related Party Transaction [Line Items]
Measurement input																				3.0
Expected volatility | Digital asset management services
Related Party Transaction [Line Items]
Measurement input																				155
Expected dividend yield | Digital asset management services
Related Party Transaction [Line Items]
Measurement input																				0
Risk-free interest rate | Digital asset management services
Related Party Transaction [Line Items]
Measurement input																				2.25
Level 2 | Digital asset management services
Related Party Transaction [Line Items]
Proceeds from sale of assets (in shares)																				$ 40,700,000			40,700,000
Borrowing from Dr. Wu. and his affiliates
Related Party Transaction [Line Items]
Amount due to related parties										200,000								200,000		200,000		200,000
Conversion price of note convertible (in dollars per share) | $ / shares	$ 0.59
Shares issued upon conversion of debt (in shares) | shares	2.6
Amount of debt transferred														$ 400,000
Accounts payables										700,000								700,000		700,000		600,000
Delaware Board Of Trade Holdings Inc
Related Party Transaction [Line Items]
Interest rate of convertible note								0.00%
Short-term debt								$ 600,000
Repayments of short term debt							$ 300,000
Seven Stars Founder Space Industrial Pte. Ltd ("Founder Space") | Zhu Note Receivable
Related Party Transaction [Line Items]
Ownership interest provided as collateral (as a percent)					50.00%																						50.00%
Mobile Energy Group
Related Party Transaction [Line Items]
Percentage of ownership interest								50.10%
Shenma
Related Party Transaction [Line Items]
Common stock issuance						$ 4,900,000
Number of installments | installment						6
Payments to acquire equity Interest																				500,000		500,000
Shenma | Qianxi
Related Party Transaction [Line Items]
Percentage of ownership interest						1.72%																							1.72%
Payments to acquire equity Interest																		500,000		500,000
Grapevine Logic, Inc. ("Grapevine") | Paycheck Protection Program | Unsecured Debt
Related Party Transaction [Line Items]
Due to other related parties										100,000								100,000		100,000
Proceeds from issuance of convertible notes																				100,000
Qianxi
Related Party Transaction [Line Items]
Number of Ev taxis order to third party | item																4,172
Commission payable on completion of order																$ 2,700,000
iUnicorn | Mobile Energy Group
Related Party Transaction [Line Items]
Percentage of ownership interest								49.90%
Vice Chairman | Related party personal expenses
Related Party Transaction [Line Items]
Personal expenses																				100,000
Service agreement with SSSIG
Related Party Transaction [Line Items]
Due to other related parties																				600,000
Transaction with related party											$ 400,000	$ 400,000									$ 1,400,000
Professional fees																			$ 400,000	400,000		700,000
Service agreement with SSSIG | Selling, general and administrative expenses
Related Party Transaction [Line Items]
Transaction with related party																					$ 1,400,000
Glory
Related Party Transaction [Line Items]
Amount due to related parties																				500,000
Due to other related parties										$ 200,000								200,000		200,000
Net balance due to related parties																				200,000		300,000
Affiliated Entity
Related Party Transaction [Line Items]
Principal Amount																									$ 5,700,000	€ 5.0
Notes receivable from related party																				700,000
Interest income recognized																		$ 28,476		6,476
Affiliated Entity | Revolving Credit Facility
Related Party Transaction [Line Items]
Notes receivable		$ 4,500,000
Notes receivable		$ 4,500,000
Loan receivable due date | D		210
Affiliated Entity | Revolving Credit Facility | Prime Rate
Related Party Transaction [Line Items]
Interest rate		4.00%
Affiliated Entity | Ocasia Group Holding LTD
Related Party Transaction [Line Items]
Personal expenses																				200,000
Affiliated Entity | Acquisition Of Fintalk Assets
Related Party Transaction [Line Items]
Cash amount																								$ 1,000,000.0
Common stock, fair market value																	$ 5,400,000							6,000,000.0
Shares issued (in shares) | shares								2.9
Impairment loss															$ 5,700,000
Transaction with related party																	$ 6,400,000							7,000,000.0
Personal expenses																								$ 1,000,000.0
Research and development contract with a related party | Research and development expense
Related Party Transaction [Line Items]
Transaction with related party																				2,800,000
Service charges																						1,600,000
GTD
Related Party Transaction [Line Items]
Assets sold under agreements carrying amount									$ 20,400,000
Sales from sale of productive assets (in shares) | shares									1.3
GTD | License content
Related Party Transaction [Line Items]
Licensed content																				17,000,000.0
GTD | Animation copy right
Related Party Transaction [Line Items]
Assets sold under agreements carrying amount																				200,000
GTD | Nanjing Shengyi Network Technology Co., Ltd
Related Party Transaction [Line Items]
Long term investment																				$ 3,200,000
GTD | Nanjing Shengyi Network Technology Co., Ltd | Ideanomics, Inc
Related Party Transaction [Line Items]
Percentage of ownership interest																				13.00%
Convertible Note | Vice Chairman
Related Party Transaction [Line Items]
Amount due to related parties																															$ 3,000,000.0
Interest rate of convertible note																															4.00%
Conversion price of convertible note after amendment (in dollars per share) | $ / shares																															$ 1.75
Conversion price of note convertible (in dollars per share) | $ / shares	$ 0.59																														$ 1.50
Shares issued upon conversion of debt (in shares) | shares	5.1
Expense due to conversion of notes																						1,500,000
Interest expense																						300,000
Convertible Note | Mr Bruno Wu
Related Party Transaction [Line Items]
Interest expense																				$ 0		100,000	100,000
$2.5 Million Convertible Promissory Note | SSSIG
Related Party Transaction [Line Items]
Advance received without any interest																														$ 1,300,000
Convertible promissory note amount not received																														$ 1,200,000
$2.5 Million Convertible Promissory Note | Mr Bruno Wu
Related Party Transaction [Line Items]
Expense due to conversion of notes																						700,000
$2.5 Million Convertible Promissory Note | Mr Bruno Wu | SSSIG
Related Party Transaction [Line Items]
Interest rate of convertible note																														4.00%
Conversion price of note convertible (in dollars per share) | $ / shares	$ 0.59																													$ 1.83
Shares issued upon conversion of debt (in shares) | shares	2.2
Interest expense																				0		21,546	48,357
Principal Amount																														$ 2,500,000
Convertible Promissory Note | Mr Bruno Wu | SSSIG
Related Party Transaction [Line Items]
Interest rate of convertible note																												4.00%
Conversion price of note convertible (in dollars per share) | $ / shares																												$ 1.25
Principal Amount																												$ 1,000,000.0
$1.0 Million Convertible Promissory Note | SSSIG
Related Party Transaction [Line Items]
Advance received without any interest																												300,000
Convertible promissory note amount not received																												$ 800,000
$1.0 Million Convertible Promissory Note | Mr Bruno Wu
Related Party Transaction [Line Items]
Conversion price of note convertible (in dollars per share) | $ / shares	$ 0.59
Shares issued upon conversion of debt (in shares) | shares	0.4
Expense due to conversion of notes																						100,000
$1.0 Million Convertible Promissory Note | Mr Bruno Wu | SSSIG
Related Party Transaction [Line Items]
Interest expense																				$ 0		$ 4,301	$ 1,000